CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 93,855,400	$ 43,923,997	$ 13,047,584
Other comprehensive income (loss):
Foreign currency translation adjustments	21,978,054	(17,605,240)	(11,286,150)
Total other comprehensive income (loss)	21,978,054	(17,605,240)	(11,286,150)
Comprehensive income	115,833,454	26,318,757	1,761,434
Comprehensive income attributable to non-controlling interest	1,163,319	327,134	61,415
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 114,670,135	$ 25,991,623	$ 1,700,019